Debt securities issued (Tables)	12 Months Ended
Dec. 31, 2021
Debt securities issued [Abstract]
Summary of debt securities issued
Debt securities issued as of December 31, 2020 and 2021 are as follows:

	2020			2021
	Interest rate (%)	Amount		Interest rate (%)	Amount
Debt securities issued in Korean won:
Debt securities issued	0.67~8.00	~~W~~	59,816,756	0.79~8.00	~~W~~	64,419,771
Subordinated debt securities issued	2.20~4.60		4,370,125	2.20~4.60		5,030,125
Gain on fair value hedges	—		(63,652)	—		(122,069)
Discount on debt securities issued	—		(39,309)	—		(38,845)

			64,083,920			69,288,982

Debt securities issued in foreign currencies:
Debt securities issued	0.25~7.59		7,182,619	0.25~7.59		7,462,087
Subordinated debt securities issued	3.34~5.10		3,598,624	3.34~5.10		3,307,306
Loss on fair value hedges	—		309,880	—		130,392
Discount on debt securities issued	—		(40,649)	—		(39,404)

			11,050,474			10,860,381

		~~W~~	75,134,394		~~W~~	80,149,363